Income Taxes - Schedule of Income Tax Benefits (Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Benefits (Expenses) [Abstract]
Current income tax expenses	$ (47,518)	$ (69,467)	$ (138,188)
Deferred income tax (expenses) benefits	(287,651)	739,227	(134,125)
Income tax (expenses) benefits	$ (335,169)	$ 669,760	$ (272,313)